Earnings Per Share - Reconciliation of Basic and Diluted Earnings (Loss) Per Share (Parenthetical) (Detail) - shares shares in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti dilutive securities	0.1	7.5
Restricted Stock Units [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti dilutive securities		1.3